Loans to Exar Capital - Summary of Loans to Joint Operation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of joint ventures [line items]
Loans, beginning balance	$ 369,616
Loans, ending balance	308,333	$ 369,616
Exar Capital
Disclosure of joint ventures [line items]
Loans, beginning balance	380,415	320,869
Loans to Joint Venture		41,978
Repayment of loans and interest	(3,920)	(26,476)
Accrued interest	39,939	44,044
Capitalization of loans to investment in Cauchari-Olaroz Project	(99,422)
Derecognition of existing loans upon extinguishment	(308,314)
Recognition of new loans at fair value upon restructuring	299,635
Loans, ending balance	$ 308,333	$ 380,415